LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENTS

9.                                      LONG-TERM INVESTMENTS

	As of December 31,
	2010	2011

Equity method investments:
Mapbar Technology Limited	$—	$26,372
Japan Macro Opportunities Offshore Partners, LP	—	21,547

Total equity method investments	—	47,919

Cost method investments:
Hylink Advertising Co., Ltd.	—	2,381
Beijing Yinuoxingke Technology Ltd.	—	—
Kai Lian Information Technology Co., Ltd.	—	—
Global Net Limited	—	—

Total cost method investments	—	2,381

Total long-term investments	$—	$50,300

Equity method investments

In October 2011, the Group acquired 35% equity interest of Mapbar Technology Limited (“Mapbar”) with a total cash consideration of $26,600 and accounted for the investment using equity method as the Group was able to exercise significant influence on Mapbar.  The Group recorded its share of the loss in Mapbar at $228 due to the operating losses incurred by the affiliated company for the year ended December 31, 2011.

On November 18, 2011, the Group made a $20,000 investment in a Japan based limited partnership Japan Macro Opportunities Offshore Partners, LP. (“JMOOP”). The investment was accounted for using equity method of accounting.  The Group recognized its share of unrealized gain of JMOOP at $1,547 for the year ended December 31, 2011.

Cost method investments

The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.  An impairment loss is recognized in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made.

On April 25, 2011, the Group acquired 2% equity interest of Hylink Advertising Co., Ltd. (“Hylink”) with a total cash contribution of $2,381 and accounted for the investment using cost method as the Group was unable to exercise significant influence on Hylink.  Hylink is mainly engaged in advertising agency service.  The Group had no seat in Board and did not involve in the operation of Hylink, accordingly the Group did not have the ability to exercise significant influence over the operating and financial decisions of Hylink, and thus the Group used the cost method to account for its investment Hylink.

On June 15, 2011, the Group acquired 5% equity interest of Beijing Yinuoxingke Technology Ltd.  (“Yinuo”) with a total cash consideration of $79 and accounted for the investment using cost method as the Group was unable to exercise significant influence on Yinuo .  Yinuo is mainly engaged in IT development, IT transfer and IT consulting.  The Group had no seat in Board and did not involve in the operation of Yinuo, the Group did not have the ability to exercise significant influence over the operating and financial decisions of Yinuo, and thus the Group used the cost method to account for its investment Yinuo. In the fourth quarter of 2011, Yinuo had stopped operation. The investment of $79 in Yinuo was fully impaired as of December 31, 2011.

On June 28, 2007, the Group purchased 15.7% equity interest of Kai Lian Information Technology Co., Ltd. (“Kai Lian”) at $6,564.  The investment was accounted for using cost method of accounting as the Group did not have significant influence over the investee companies.  The investee is engaged in the business of providing bankcard transaction settlement services and online banking services in PRC.  On December 30, 2010, the cost method investment was disposed as a result of disposal of Mop.com and Gummy Inc. as set out in Note 4.

On June 5, 2007, the Group purchased 9,950,000 ordinary shares of Global Net Limited (“Global Net”), which accounts for 19.9% of the total equity interest.  Global Net is mainly engaged in web-based online game development and operation.  The Group had no seat in Board and did not involve in the operation of Global Net, the Group did not have the ability to exercise significant influence over the operating and financial decisions of Global Net, and thus the Group used the cost method to account for its investment in Global Net.  The Group sold the investment in Global Net to a related party on December 30, 2010 at a cash consideration of $302. The Group recognized a $40 gain for the disposal of the investments. The buyer issued an interest-free promissory note on December 30, 2010 to the Company to settle the purchase consideration, which was carried as amount due from related parties on the consolidated balance sheet.  The promissory note was due and paid in cash on June 30, 2011.